Debt - Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Riverfront permanent loan	$ 88,925	$ 88,789
Long-term debt, current and non-current	88,925	88,789
Less portion due within one year	0	0
Total long term debt	$ 88,925	$ 88,789